Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Loss Before Provision for Income Taxes

The components of loss before provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2012	2013	2014
U.S.	$(24,739)	$(23,117)	$(66,755)
Foreign	495	767	(923)

Total	$(24,244)	$(22,350)	$(67,678)

Schedule of Income Tax Provision

The income tax provision is composed of the following (in thousands):

	Year Ended December 31,
	2012	2013	2014
Current tax provision
Federal	$—	$—	$2
State	2	37	1
Foreign	126	189	567

	128	226	570
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(7)	(5)	(833)

Total provision for (benefit from) income taxes	$121	$221	$(263)

Schedule of Significant Components of Deferred Tax Assets

Significant components of deferred tax assets are as follows (in thousands):

	As of December 31,
	2013	2014
Deferred tax assets:
Tax credit carryforward	$15	$197
Net operating loss carryforward	19,278	33,878
Share-based compensation	771	5,311
Accrued liabilities and reserves	1,316	3,710
Other	677	600

Total deferred tax assets	22,057	43,696
Less: valuation allowance	(19,837)	(39,496)

Deferred tax assets, net of valuation allowance	2,220	4,200
Deferred tax liabilities:
Depreciation and amortization	(2,207)	(4,597)

Net deferred tax assets (liabilities)	$13	$(397)

Schedule of Reconciliation of the Statutory Federal Income Tax Rate and the Effective Tax Rates

The following is a reconciliation of the statutory federal income tax rate and the effective tax rates:

	Year Ended December 31,
	2012	2013	2014
Tax at federal statutory rate	34.0%	34.0%	34.0%
State tax provision, net of federal benefit	—	(0.2)	—
Share-based compensation	(11.1)	(4.4)	(5.5)
Valuation allowance	(23.3)	(30.4)	(27.9)
Other	(0.1)	—	(0.2)

Effective tax rate	(0.5)%	(1.0%)	0.4%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows (in thousands):

Balance at December 31, 2012	$1,939
Additions for tax positions related to the prior year	—
Additions for tax positions related to the current year	1,978
Lapse of statutes of limitations	—

Balance as December 31, 2013	3,917
Additions for tax positions related to the prior year	(32)
Additions for tax positions related to the current year	2,070
Lapse of statutes of limitations	—

Balance at December 31, 2014	$5,955